Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment	3 Months Ended
Mar. 31, 2023
Software [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Computer Equipment [Member] | Minimum [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Computer Equipment [Member] | Maximum [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Leasehold Improvements [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Leasehold improvements	Shorter of estimated useful life or remaining term of the lease